Revenue - Narrative (Details) £ in Thousands, $ in Thousands		3 Months Ended
	Jan. 01, 2018	Apr. 30, 2019 GBP (£)	Apr. 30, 2018 GBP (£)		Dec. 21, 2017 USD ($)	Dec. 21, 2017 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		£ 249	£ 3,874	[1]
Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue					$ 2,500	£ 1,900
Eurofarma Revenue Agreement | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments | $					3,750
Eurofarma Revenue Agreement | Other Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments | $					21,500
Specified milestone payments, maximum cumulative net sales benchmark | $					100,000
Specified milestone payments, cumulative net sales incremental benchmark | $					$ 100,000
Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development costs percentage, entity responsibility	55.00%
Research and development costs percentage, third party responsibility	45.00%
Research and development costs, minimum percentage of budgeted amount	110.00%
Licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		249	£ 3,628
Licensing agreements | Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		120
Licensing agreements | Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		£ 130

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’